Derivatives (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 3,603	$ 3,898
Derivative Liability, Fair Value, Gross Liability	3,883	1,782
Maximum Amount of Future Payments under Credit Default Swaps	1,891	2,093
Estimated Fair Value of Credit Default Swaps	28	12
Cash collateral on derivative assets	3	1
Cash collateral on derivative liabilities	25	62
Derivative Instruments, Gain (Loss) [Line Items]
Embedded derivatives gains (losses)	(1,741)	(344)	$ (576)
Derivative Instrument Detail [Abstract]
Net amounts reclassified into net derivatives gains (losses) on discontinued cash flow hedges	$ 1	$ 3	0
Hedging exposure to variability in future cash flows for specific length of time	3 years	4 years
Accumulated Other Comprehensive Income (Loss)	$ 397	$ 370
Deferred net gains (losses) expected to be reclassified to earnings	40
Customer Securities for which Entity has Right to Sell or Repledge, Fair Value of Securities Sold or Repledged	0
Over the Counter [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Excess securities collateral received on derivatives	(135)	0
Excess securities collateral provided on derivatives	108	36
Exchange-cleared [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Excess securities collateral provided on derivatives	630	34
Exchange Traded [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Excess securities collateral provided on derivatives	453	156
Nonperformance Risk [Member] | Direct And Assumed Guaranteed Minimum Benefit [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Embedded derivatives gains (losses)	244	0	$ 100
Derivative [Member]
Derivatives, Fair Value [Line Items]
Assets Transferred To Affiliates, Estimated Fair Value	1,800
Liabilities Transferred To Affiliates Estimated Fair Value	1,200
Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	104	(49)
Derivative Liability, Fair Value, Gross Liability	$ 94	$ 21